Short-term borrowings and long-term debt:	12 Months Ended
Mar. 31, 2011
Short-term borrowings and long-term debt:

12. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Loans, principally from banks with average interest at March 31, 2010 and 2011 of 0.25% and 0.19% per annum, respectively	¥115,467	¥52,018	$625,592

At March 31, 2011, NIDEC had unused lines of credit amounting to ¥147,633 million ($1,775,502 thousand) with banks. Under these programs, NIDEC is authorized to obtain short-term financing at prevailing interest rates.

Long-term debt at March 31, 2010 and 2011 is comprised of the following:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Unsecured loans, representing obligations principally to banks and an insurance company Due 2010 to 2026 in 2010 with interest ranging from 0.00% to 9.30% per annum in 2010 Due 2011 to 2026 in 2011 with interest ranging from 0.00% to 6.40% per annum in 2011	¥640	¥305	$3,668
Zero coupon convertible bonds due 2015 Convertible at ¥10,626 for one common share, redeemable before due date (see notes below)	—	100,447	1,208,022
Long-term capital lease obligations Due 2010 to 2016 in 2010, with interest from 0.19% to 12.43% per annum in 2010 Due 2011 to 2017 in 2011, with interest from 0.18% to 12.43% per annum in 2011	2,602	2,191	26,350

	3,242	102,943	1,238,040
Less—Current portion due within one year	(1,497)	(1,124)	(13,518)

	¥1,745	¥101,819	$1,224,522

Note:

Detail of Zero coupon convertible bonds, due 2015 is as follow;

	Yen in millions	U.S. dollars in thousands
	March 31, 2011	March 31, 2011
Principal amount	¥100,000	$1,202,646
Unamortized premium	447	5,376

Total	¥100,447	$1,208,022

The yen denominated Zero coupon convertible bonds with stock acquisition rights due 2015, which are listed at Singapore Stock Exchange, were issued on September 21, 2010, and are redeemable at 100% of face value on September 18, 2015 (maturity date). Concerning stock acquisition rights, the conversion price per share is ¥10,626 ($128) and the number of convertible shares is 9,410,878 as of March 31, 2011. The bonds are included in the calculation of diluted earnings per share as their impact is dilutive.

The bonds are puttable by the holder if certain events occur such as exercising their option to require the NIDEC to redeem its bonds on September 20, 2013, upon occurrence of a corporate event including a merger event, asset transfer event, corporate split event or a delisting event.

The bonds are also callable by NIDEC if certain events occur such as the outstanding principal balance less than 10% of the aggregate principal amount on the issuance date, a change or an amendment in the tax laws or regulations of Japan which cannot be avoided by NIDEC, the corporate events or the delisting of the shares.

NIDEC was not required to bifurcate any of the embedded features contained in the bonds for accounting purposes.

The aggregate amounts of annual maturity of long-term debt during the next five years are as follows:

	Yen in millions	U.S. dollars in thousands
	Year ending March 31
2012	¥1,124	$13,518
2013	622	7,480
2014	308	3,704
2015	150	1,804
2016	100,564	1,209,429
2017 and thereafter	¥175	$2,105

Standard agreements with certain banks in Japan include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. There was no collateral furnished pursuant to the standard agreements with banks as of March 31, 2011 and 2010.